EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost and Other Changes Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan | United States
Components of net periodic benefit cost:
Service cost	$ 256	$ 107	$ 0
Interest cost	4,943	1,696	0
Expected return on plan assets	(11,274)	(4,779)	0
Amortization of:
Net loss	0	0	0
Prior service (benefit)	0	0	0
Curtailments, settlements and terminations, net	1,106	0	0
Foreign exchange impact and other	0	0	0
Net periodic cost (benefit)	(4,969)	(2,976)	0
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	7,330	11,011	0
Prior service expense (benefit)	0	0	0
Amortization of:
Net (loss)	0	0	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income tax (benefit) expense	(1,781)	2,643	0
Total recognized in other comprehensive income (loss)	5,549	13,654	0
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	580	10,678	0
Pension Plan | International Pension Plans
Components of net periodic benefit cost:
Service cost	4,465	3,219	1,858
Interest cost	8,219	5,505	3,808
Expected return on plan assets	(6,814)	(6,883)	(7,275)
Amortization of:
Net loss	2,166	2,946	2,081
Prior service (benefit)	(618)	(812)	(785)
Curtailments, settlements and terminations, net	220	1,756	0
Foreign exchange impact and other	36	238	0
Net periodic cost (benefit)	7,674	5,969	(313)
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	(33,264)	(13,186)	12,957
Prior service expense (benefit)	1,339	(213)	0
Amortization of:
Net (loss)	(2,166)	(2,946)	(2,081)
Prior service benefit	618	812	785
Foreign exchange impact and other	34	(2,026)	1,309
Income tax (benefit) expense	6,226	(3,209)	(2,154)
Total recognized in other comprehensive income (loss)	(27,213)	(20,768)	10,816
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	(19,539)	(14,799)	10,503
OPRB Plans
Components of net periodic benefit cost:
Service cost	3	1	0
Interest cost	443	157	0
Expected return on plan assets	0	0	0
Amortization of:
Net loss	0	0	0
Prior service (benefit)	0	0	0
Curtailments, settlements and terminations, net	0	0	0
Foreign exchange impact and other	0	0	0
Net periodic cost (benefit)	446	158	0
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	(1,697)	166	0
Prior service expense (benefit)	0	0	0
Amortization of:
Net (loss)	0	0	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income tax (benefit) expense	402	11	0
Total recognized in other comprehensive income (loss)	(1,295)	177	0
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$ (849)	$ 335	$ 0